Investments (Debt Service Coverage Of Commercial Mortgage Loans By Property Type I) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 6,140	$ 6,772
% of total	100.00%	100.00%
Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5,856	6,196
% of total	100.00%	100.00%
Weighted-average loan-to-value	63.00%	64.00%
Less Than 1.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	513	617
% of total	9.00%	10.00%
Weighted-average loan-to-value	86.00%	90.00%
1.00 - 1.25 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	793	743
% of total	14.00%	12.00%
Weighted-average loan-to-value	72.00%	71.00%
1.26 - 1.50 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,193	1,197
% of total	20.00%	19.00%
Weighted-average loan-to-value	68.00%	68.00%
1.51 - 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,998	2,102
% of total	34.00%	34.00%
Weighted-average loan-to-value	59.00%	62.00%
Greater Than 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,359	1,537
% of total	23.00%	25.00%
Weighted-average loan-to-value	50.00%	50.00%
Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,898	1,974
% of total	31.00%	29.00%
Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,793	1,859
Retail | Less Than 1.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	91	125
Retail | 1.00 - 1.25 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	322	317
Retail | 1.26 - 1.50 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	445	490
Retail | 1.51 - 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	595	512
Retail | Greater Than 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	340	415
Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,707	1,788
% of total	28.00%	26.00%
Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,699	1,762
Industrial | Less Than 1.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	197	260
Industrial | 1.00 - 1.25 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	238	166
Industrial | 1.26 - 1.50 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	278	292
Industrial | 1.51 - 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	652	698
Industrial | Greater Than 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	334	346
Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,590	1,850
% of total	26.00%	27.00%
Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,506	1,671
Office | Less Than 1.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	188	176
Office | 1.00 - 1.25 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	130	186
Office | 1.26 - 1.50 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	341	238
Office | 1.51 - 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	395	524
Office | Greater Than 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	452	547
Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	641	725
% of total	10.00%	11.00%
Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	640	654
Apartments | Less Than 1.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	15	7
Apartments | 1.00 - 1.25 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	80	62
Apartments | 1.26 - 1.50 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	76	160
Apartments | 1.51 - 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	295	290
Apartments | Greater Than 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	174	135
Mixed Use/Other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	304	435
% of total	5.00%	7.00%
Mixed Use/Other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	218	250
Mixed Use/Other | Less Than 1.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	22	49
Mixed Use/Other | 1.00 - 1.25 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	23	12
Mixed Use/Other | 1.26 - 1.50 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	53	17
Mixed Use/Other | 1.51 - 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	61	78
Mixed Use/Other | Greater Than 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 59	$ 94